Fees Summary	Oct. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,333,344
Previously Paid Amount	13,810
Total Fee Amount	18,450
Total Offset Amount	0
Net Fee	$ 4,640
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A